Jun. 26, 2015

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for B, C, Invesco Cash Reserve, Investor, R and Y Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	Invesco Cash Reserve		B	C	R	Y	Investor
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None	None

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Management Fees[2]		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90	0.40	None	None
Other Expenses[3]		0.35	0.35	0.35	0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40	0.90	0.50	0.50

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$643	$743	$966	$1,475
Class C	$243	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$66	$208	$362	$810
Class B	$143	$443	$766	$1,475
Class C	$143	$443	$766	$1,680
Class R	$92	$287	$498	$1,108
Class Y	$51	$160	$280	$628
Investor Class	$51	$160	$280	$628”

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for R5 and R6 Class shares, as applicable, of the Funds listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Invesco Money Market Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	R5
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees[1]		0.15%
Distribution and/or Service (12b-1) Fees		None
Other Expenses[2]		0.19
Total Annual Fund Operating Expenses		0.34
1	“Management Fees” have been restated to reflect current fees.
2	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$35	$109	$191	$431”

Statutory Prospectus Supplement dated April 1, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for AX, BX and CX Class shares of the Fund listed below:

Invesco Money Market Fund

Effective June 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the Prospectus.

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class:	AX		BX	CX
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	AX	BX	CX
Management Fees[2]		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.15	0.90	0.90
Other Expenses[3]		0.35	0.35	0.35
Total Annual Fund Operating Expenses		0.65	1.40	1.40

1	A contingent deferred sales charge may apple in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” have been restated to reflect current fees.
3	“Other Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$643	$743	$966	$1,475
Class CX	$243	$443	$766	$1,680

You would pay the following if you did not redeem your shares.

	1 Year	3 Years	5 Years	10 Years
Class AX	$66	$208	$362	$810
Class BX	$143	$443	$766	$1,475
Class CX	$143	$443	$766	$1,680”